Note 15 - Income Tax (Tables)	12 Months Ended
Nov. 30, 2025
Statement Line Items [Line Items]
Disclosure of components of income tax expense (benefit) [text block]
	For the year ended
	November 30, 2025	November 30, 2024
	($)	($)
Current income tax expense (recovery)	(239)	1,932
Deferred income tax expense (recovery)	(9,844)	168
Income tax expense (recovery)	(10,083)	2,100

Disclosure of reconciliation of provision for income taxes [text block]
	For the year ended
	November 30, 2025	November 30, 2024
	($)	($)
Net loss for the year	(25,415)	(25,247)
Canadian statutory income tax rate	27.00%	27.00%
Expected tax recovery	(6,862)	(6,817)
Non-deductible permanent differences	2,543	1,645
Future withholding taxes	(29)	240
Change in unrecognized deferred tax assets	(6,246)	7,364
Other	511	(332)
Tax expense (recovery) for the year	(10,083)	2,100

Disclosure of temporary difference, unused tax losses and unused tax credits [text block]
	As at November 30,	As at November 30,
	2025	2024
	($)	($)
Non-capital loss carry-forward	7,512	13,479
Mineral properties	3,406	2,871
Others	392	1,206
Unrecognized deferred tax assets	11,310	17,556

Disclosure of deferred taxes [text block]
	As at November 30,	As at November 30,
	2025	2024
	($)	($)
Deferred tax assets (liabilities)
Long-term and short-term investments	(18,966)	(4,421)
Non-capital losses carry-forward	14,786	4,421
Future withholding tax	(217)	(246)
Others	471	-
Net deferred tax liabilities	(3,926)	(246)